Salaries and Related Charges - Summary of Salaries and Related Charges (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of salaries and related charges [line items]
Salaries and related charges	R$ 468,630	R$ 405,636
Provisions on payroll [member]
Summary of salaries and related charges [line items]
Salaries and related charges	195,286	184,716
Profit sharing, bonus and premium [member]
Summary of salaries and related charges [line items]
Salaries and related charges	184,306	133,533
Social charges [member]
Summary of salaries and related charges [line items]
Salaries and related charges	73,267	70,228
Other charges [member]
Summary of salaries and related charges [line items]
Salaries and related charges	R$ 15,771	R$ 17,159